Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Caraiba
Total	$ 272,000	$ 8,683,000	$ 149,000		$ 9,104,000
Tucuma
Total	12,323,000	4,512,000	782,000	$ 1,981,000	19,598,000
Xavantina
Total	$ 5,571,000	$ 2,597,000	127,000	$ 256,000	8,551,000
AV Mineracao
Total			$ 162,000		$ 162,000